THE TRAVELERS VARIABLE LIFE SEPARATE ACCOUNT THREE
                THE TRAVELERS VARIABLE LIFE SEPARATE ACCOUNT ONE

                        SUPPLEMENT DATED MARCH 9, 2005 TO
                     THE VINTAGELIFE VARIABLE LIFE INSURANCE
                      PRODUCT PROSPECTUS DATED MAY 3, 2004


     THE FOLLOWING INFORMATION SUPPLEMENTS THE INFORMATION IN YOUR VARIABLE CONTRACT PROSPECTUS. PLEASE RETAIN THIS SUPPLEMENT AND KEEP IT WITH THE PROSPECTUS FOR FUTURE REFERENCE.

     Effective February 28, 2005, the TRAVELERS SERIES TRUST: MFS EMERGING GROWTH PORTFOLIO merged into the Travelers Series Trust: MFS Mid Cap Growth Portfolio. As a result of the merger, the Travelers Series Trust: MFS Emerging Growth Portfolio has been merged out of existence and is no longer available as an investment option. All references to the Travelers Series
     Trust: MFS Emerging Growth Portfolio are hereby deleted.

     THE FOLLOWING INFORMATION REPLACES THE INFORMATION IN THE FEE TABLE FOR THE TRAVELERS SERIES TRUST: MFS MID CAP GROWTH PORTFOLIO:


UNDERLYING FUND FEES AND EXPENSES
(as a percentage of average daily net assets)

                                                 DISTRIBUTION                               CONTRACTUAL FEE   NET TOTAL
                                                    AND/OR                   TOTAL ANNUAL        WAIVER        ANNUAL
                                   MANAGEMENT   SERVICE (12b-1)    OTHER      OPERATING      AND/OR EXPENSE   OPERATING
UNDERLYING FUND:                      FEE            FEES         EXPENSES     EXPENSES      REIMBURSEMENT    EXPENSES
----------------                   ----------   ---------------   --------   ------------   ---------------   ---------
THE TRAVELERS SERIES TRUST
MFS Mid Cap Growth Portfolio..        0.25%           --            0.02%        0.27%             --          0.27%(1)





---------------------------
1 Effective as of the close of business on February 25, 2005, the investment advisory fee is revised to a fee calculated at an annual rate in accordance with the following schedule:


--------------------------------------------------------------------------------
COMBINED ASSETS
(AS DESCRIBED BELOW)                                 FEE RATE
--------------------------------------------------------------------------------
Up to $600,000,000                                   0.7775%
--------------------------------------------------------------------------------
$600,000,000 to $900,000,000                         0.7525%
--------------------------------------------------------------------------------
$900,000,000 to $1.5 billion                         0.7275%
--------------------------------------------------------------------------------
$1.5 billion to $2.5 billion                         0.7025%
--------------------------------------------------------------------------------
Over $2.5 billion                                    0.6525%
--------------------------------------------------------------------------------

For purposes of meeting the various assets levels and determining an effective fee rate for the Fund, the combined average daily net assets of: (1) the Fund,
(2) The Travelers Series Trust: MFS Value Portfolio, and (3) a portfolio of another investment company for which an affiliate of TAMIC is investment adviser and MFS is subadviser, are used.




March 2005                                                               L-24497